Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes impact your variable annuity product(s).

Effective January 1, 2019, in the section entitled "Tax Status," under subsection "Partnership Fund," please delete the heading in the entirety add the following first paragraph:

Partnership Funds

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Global Growth Fund	JNL/Nicholas Convertible Arbitrage Fund
JNL/DoubleLine® Total Return Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/The Boston Company Equity Income Fund
JNL/Neuberger Berman Currency Fund	JNL/VanEck International Gold Fund

This Supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes impact your variable annuity product(s).

Effective January 1, 2019, on page 162, in the section entitled "Tax Status," under subsection "Partnership Funds," please add the following before the first paragraph:

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Global Growth Fund	JNL/Nicholas Convertible Arbitrage Fund
JNL/DoubleLine® Total Return Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/The Boston Company Equity Income Fund
JNL/Neuberger Berman Currency Fund	JNL/VanEck International Gold Fund

This supplement is dated January 9, 2019.